[INVESTORS BANK & TRUST COMPANY LETTERHEAD]


June 30, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     Merrimac Series
        File Nos. 333-49693 and 811-08741

Ladies and Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Merrimac Series (the "Trust"), the undersigned certifies that
(i) the Trust's Prospectus dated June 24, 1998, and the Statement of Additional Information dated June 24, 1998, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Pre-Effective Amendment ("PEA") No. 2, the most recent amendment to the Registration Statement on Form N-1A, which became effective with the Securities and Exchange Commission on June 24, 1998, and (ii) the text of PEA No. 2 was filed electronically via EDGAR on June 24, 1998.

        Questions regarding this filing should be directed to the undersigned at (617) 330-6413.

                                             Very truly yours,

                                             /s/ Susan C. Mosher, Esq.
                                             Susan C. Mosher, Esq.
                                             Secretary